Events After the Reporting Date - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions	Feb. 16, 2018	Jan. 28, 2018	Oct. 27, 2017	Oct. 26, 2017
Disclosure of Events After Reporting Period [Line Items]
Share price			€ 12.66	€ 12.93
Events After Reporting Period [Member] | Sanofi [member]
Disclosure of Events After Reporting Period [Line Items]
income from research collaboration agreement	€ 13
Convertible bonds [member] | Events After Reporting Period [Member]
Disclosure of Events After Reporting Period [Line Items]
Share price		€ 45
Proceeds from conversion of convertible securities		€ 3,900